Note 7 - Related Party Transactions (Details Textual)							1 Months Ended	12 Months Ended
	Jan. 07, 2018 USD ($)	Jan. 01, 2018	Jan. 25, 2017 USD ($)	Jan. 01, 2014	Jan. 01, 2013 EUR (€)	Jan. 01, 2011	Nov. 30, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Jan. 01, 2012
Related Party Transaction, Agreement Term		5 years		5 years		5 years
Related Party Transaction, Discount Percentage on Daily Vessel Management Fee		5.00%													5.00%
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation | €					€ 720
Related Party Transaction, Daily Vessel Management Fee per Vessel in Lay-up | €					€ 360
Due from Related Parties, Noncurrent, Total									$ 5,967,444		$ 3,706,259
Due to Related Parties, Noncurrent, Total											24,585,518
Proceeds from Issuance of Long-term Debt, Total									48,400,000		10,862,500		$ 13,800,000
Ultra One Shipping Ltd. [Member]
Proceeds from Issuance of Long-term Debt, Total			$ 1,200,000
Forecast [Member]
Related Party Transaction, Daily Vessel Management Fee per Vessel | €								€ 685
Eurobulk Ltd. [Member]
Related Party Transaction, Daily Vessel Management Fee per Vessel | €										€ 685		€ 685		€ 685
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction									1,701,340		1,409,716		780,135
Eurobulk Ltd. [Member] | Annual Compensation [Member]
Related Party Transaction, Amounts of Transaction	$ 1,250,000								731,456		693,524		520,626
Former Parent Company [Member]
Due to Related Parties, Noncurrent, Total									0		24,585,518
Due to Related Parties, Noncurrent, Settled Through the Allocation to Equity for Contributions for Spun-off Vessels									5,490,106
Due to Related Parties, Noncurrent, Settled Through Reduction of Due from Related Parties									1,288,533
Former Parent Company [Member] | Series B Preferred Stock [Member]
Due to Related Parties, Noncurrent, Settled Through Distribution of Preferred Shares									$ 17,806,879
Due to Related Parties, Noncurrent, Settled Through Distribution of Preferred Shares, Percentage of Outstanding Preferred Shares on Spin-off Date									50.00%	50.00%
Former Parent Company [Member] | Shipbuilding Contracts for the Construction of Hull NO DY160 [Member]
Due to Related Parties, Noncurrent, Total											10,100,000
Former Parent Company [Member] | Shipbuilding Contracts for the Construction of Hull No YZJ20131153 [Member]
Due to Related Parties, Noncurrent, Total											8,800,000
Former Parent Company [Member] | Acquisition of M/V Tasos [Member]
Due to Related Parties, Noncurrent, Total											4,500,000
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction, Commission, Percentage									1.00%	1.00%
Related Party Transaction, Expenses from Transactions with Related Party											179,000		213,500
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction, Commission, Percentage									1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party									$ 324,178		253,503		104,148
Eurochart [Member] | Commission of Purchase Price Paid by Seller of Vessel [Member]
Related Party Transaction, Commission, Percentage									1.00%	1.00%
Eurochart [Member] | Acquisition of M/V Starlight [Member]
Related Party Transaction, Expenses from Transactions with Related Party							$ 101,100
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party									$ 48,734		42,421		26,178
Related Party Transaction, Commission on Premium, Maximum, Percentage									5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party									$ 66,292		$ 59,710		$ 31,138
Related Party Transaction, Amounts of Transaction per Crew Member per Month									$ 50